Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Liabilities [Abstract]
Schedule of Fair Value of the Derivative Warrant Liability	The following table presents changes in the fair value of the derivative warrant liability (in thousands)
Balance as of December 31, 2021	$137
Issuance of warrants in connection with the IPO	8,220
Change in fair value	(2,822)
Classification to additional paid in capital	(3,319)
Balance as of December 31, 2022	2,216
Change in fair value	(841)
Balance as of December 31, 2023	1,375

Schedule of Fair Value of the IPO Warrants and Additional Warrants	The following table lists the significant unobservable inputs used for calculation of fair value of the IPO Warrants and Additional Warrants during the year:
	2023	2022
Expected volatility	101.39%	77.57%-78.89%
Exercise price	$14.14	$14.14
Share price	$3.05	$10.71-13.055
Risk-free interest rate	3.93%	3.27%-4.04%
Dividend yield	-	-
Expected life	3.91	3-4.74
WACC	20.4%	21.5%-23.3%